FEDERATED HERMES GLOBAL ALLOCATION FUND

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

January 29, 2024

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	FEDERATED HERMES GLOBAL ALLOCATION FUND (the “Registrant” or the “Fund”)
Class A Shares Class C Shares Class R Shares Institutional Shares Class R6 Shares

1933 Act File No. 002-10415 1940 Act File No. 811-00001

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the above-named Registrant hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated January 31, 2024, that otherwise would have been filed under Rule 497(c) under the 1933 Act, do not differ from the form of Prospectus and Statement of Additional Information contained in the Registration Statement for the Fund which was electronically filed pursuant to Rule 485(b) as Post-Effective Amendment No. 153 on January 26, 2024.

If you have any questions on the enclosed material, please contact Allison Miller at allison.miller@federatedhermes.com or (412) 288-8652.

Very truly yours,

/s/ George F. Magera
George F. Magera
Assistant Secretary